Transactions with related parties - Impact of transactions and positions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions With Related Parties
Other current financial assets	€ 4,308	€ 254
Trade and other receivables	18,850	10,926
Other current assets	13,634	2,686
Other non-current financial assets	1,885	1,008
Other non-current assets	1,029	1,253
Short-term debt	2,299	2,882
Current portion of long-term debt	1,781	1,909
Current portion of non-current lease liabilities	948	849
Trade and other payables	21,720	12,936
Other current liabilities	15,756	4,872
Long-term debt	23,714	21,895
Non-current lease liabilities	4,389	4,169
Other non-current liabilities	€ 2,246	€ 1,877
Other current financial assets, Percentage	1.28%	16.14%
Trade and other receivables, Percentage	6.90%	7.34%
Other current assets, Percentage	3.61%	5.40%
Other non-current financial assets, Percentage	87.27%	75.99%
Other non-current assets, Percentage	2.82%	5.91%
Short-term debt, Percentage	10.13%	1.80%
Current portion of long-term debt, Percentage	1.18%
Current portion of Non-current lease liabilities, Percentage	1.79%	6.36%
Trade and other payables, Percentage	10.58%	16.23%
Other current liabilities, Percentage	2.15%	9.28%
Long-term debt, Percentage	0.02%
Non-current lease liabilities, Percentage	0.02%	2.69%
Other non-current liabilities, Percentage	18.48%	1.23%
Sales from operations	€ 76,575	€ 43,987	€ 69,881
Other income and revenues	1,196	960	1,160
Purchases, services and other	(55,549)	(33,551)	(50,874)
Net (impairments) reversals of trade and other receivables	(279)	(226)	(432)
Payroll and related costs	(2,888)	(2,863)	(2,996)
Other operating income (expense)	903	(766)	287
Finance income	3,723	3,531	3,087
Finance expense	€ (4,216)	€ (4,958)	€ (4,079)
Sales from operations, Percentage	3.92%	2.65%	1.79%
Other income and revenues, Percentage	4.35%	3.65%	0.34%
Purchases, services and other, Percentage	15.56%	19.66%	18.03%
Net (impairment losses) reversals of trade and other receivables, Percentage	2.15%	2.65%
Payroll and related costs, Percentage	0.73%	1.26%	0.93%
Other operating (expense) income, Percentage	81.40%		6.62%
Financial income, Percentage	2.12%	3.23%	3.11%
Financial expense, Percentage	1.09%	0.52%	0.88%
Net cash provided from operating activities	€ 12,861	€ 4,822	€ 12,392
Net cash used in investing activities	(12,022)	(4,587)	(11,413)
Net cash used in financing activities	€ (2,039)	€ 3,253	€ (5,841)
Net cash used in investing activities, Percentage	8.12%	29.91%	25.51%
Net cash used in financing activities, Percentage	0.64%	5.04%	13.99%
Related parties
Transactions With Related Parties
Other current financial assets	€ 55	€ 41
Trade and other receivables	1,301	802
Other current assets	492	145
Other non-current financial assets	1,645	766
Other non-current assets	29	74
Short-term debt	233	52
Current portion of long-term debt	21
Current portion of non-current lease liabilities	17	54
Trade and other payables	2,298	2,100
Other current liabilities	339	452
Long-term debt	5
Non-current lease liabilities	1	112
Other non-current liabilities	415	23
Sales from operations	3,000	1,164	€ 1,248
Other income and revenues	52	35	4
Purchases, services and other	(8,644)	(6,595)	(9,173)
Net (impairments) reversals of trade and other receivables	(6)	(6)	28
Payroll and related costs	(21)	(36)	(28)
Other operating income (expense)	735	13	19
Finance income	79	114	96
Finance expense	(46)	(26)	(36)
Revenue and other income cash flow	3,052	1,199	1,252
Costs and other expenses cash flow	(7,814)	(5,789)	(6,869)
Other operating (expense) income cash flow	735	13	19
Net change in trade and other receivables and payables	(342)	(136)	(839)
Net interests cash flow	38	73	81
Net cash provided from operating activities	(4,331)	(4,640)	(6,356)
Capital expenditure in tangible and intangible assets	(851)	(842)	(2,332)
Net change in accounts payable and receivable in relation to investments	(20)	(370)	(339)
Change in financial receivables	(105)	(160)	(241)
Net cash used in investing activities	(976)	(1,372)	(2,912)
Change in financial and lease liabilities	(13)	164	(817)
Net cash used in financing activities	(13)	164	(817)
Total financial flows to related parties	€ (5,320)	€ (5,848)	€ (10,085)